Business Combination (Details)		12 Months Ended
	Oct. 10, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 18, 2025	Apr. 30, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jan. 15, 2024
Oranda Supply Chain Management Co., Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest	51.00%						51.00%
Equity interest (in Yuan Renminbi)	¥ 416,179
Shenzhen Jiniu International Logistics Co Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest							51.00%	51.00%
Net assets (in Yuan Renminbi)							¥ 19,755
Net loss		¥ 227,636	$ 32,386	¥ 412,124
HYTX Warehouse Inc. (“HYTX”) [Member]
Business Combination [Line Items]
Percentage of acquired interest					51.00%	51.00%
Net assets (in Yuan Renminbi)						¥ 11,960
Jiniu’s [Member]
Business Combination [Line Items]
Percentage of acquired interest						51.00%
HK (FASTFLY) International Logistics Co.,Limited [Member]
Business Combination [Line Items]
Percentage of acquired interest						49.00%
Net assets (in Yuan Renminbi)						¥ 14,937
Net loss		¥ (4,436)	$ (631)	¥ (12,877)